Acquisitions	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

4. Acquisitions

Pro forma financial information has not been presented for the 2011 acquisitions noted below since they did not have a material effect on the Company’s operating results. Included in the Company’s consolidated statement of operations for the year ended December 31, 2011 was revenue of $68,869 and a net loss of $7,219 related to the 2011 acquisitions. The Company assumed accounts receivable of $35,200 and accounts payable of $65,718 as of the acquisition dates.

Fourth Quarter 2011 Acquisitions

During the quarter ended December 31, 2011, the Company completed a number of transactions. The Company, through a wholly-owned subsidiary, acquired substantially all of the assets of RJ Palmer LLC and a 75% interest in Trade X Partners LLC (“Trade X”). These acquisitions expand the Company’s portfolio with another full service media buying agency as well as provides corporate bartering services to clients and are included in the Performance Marketing Services segment. The Company also entered into a transaction through its subsidiary Kwittken PR LLC (“Kwittken”) acquired 100% of Epoch PR Limited. Epoch is a communications and PR agency and expands Kwittken’s capabilities to London and is included in the Strategic Marketing Services segment. The Company also acquired a 51% interest in AIC Publishing Services LP (“AIC”). In addition, the Company increased its ownership to 85.3% of Veritas, to 94.0% of 656712 Ontario Limited (“Onbrand”), to 66.3% of 6Degrees Integrated Communications and 85% of Boom Marketing Inc. The aggregate purchase price for these transactions has an estimated present value at acquisition date of $26,659 and consisted of total closing cash payments of $12,769, and additional contingent deferred acquisition consideration, that are based on actual financial results of the underlying businesses from 2011 to 2016 with final payments due in 2017 with an estimated present value at acquisition date of $15,944. An allocation of the excess purchase consideration of these acquisitions to the fair value of the net assets acquired resulted in identifiable intangibles of $5,434 consisting primarily of customer lists and covenants not to compete, and goodwill of $25,091 representing the value of assembled workforce. The identified intangible assets will be amortized from a five to seven year period in a manner represented by the pattern in which the economic benefits of the customer contracts/relationships are realized. In addition, the Company has recorded $1,237, the present value of redeemable noncontrolling interest in relation to Trade X. The founder of Trade X has the put option rights only upon termination without cause, disability, or death. The Company recorded $229, the present value of noncontrolling interest in relationship to AIC. The Company also recorded an entry to reduce noncontrolling interests by $2,017 and additional paid-in-capital of $1,328. The intangibles and goodwill of $28,252 are tax deductible.

The actual adjustments that the Company will ultimately make in finalizing the allocation of purchase price to fair value of the net assets acquired, will depend on a number of factors, including additional information such as changes in the unaudited financial statements.

Third Quarter 2011 Acquisitions

During the quarter ended September 30, 2011, the Company completed a number of acquisitions. The Company, through a wholly-owned subsidiary, purchased a 70% interest in Concentric Partners, LLC (“Concentric”) and a 65% interest in Laird + Partners, New York LLC (“Laird”). The Concentric acquisition is expected to serve as the foundation of the Company’s healthcare platform. The Laird acquisition increases the Company’s positioning in the luxury goods and retail marketplace. Concentric and Laird are now included in the Company’s Strategic Marketing Services segment. In addition, the Company increased its ownership to 100% of Redscout LLC (“Redscout”), 82% of VitroRobertson LLC (“Vitro”), and 91.8% of The Northstar Group of companies. The aggregate purchase price for these transactions has an estimated present value at acquisition date of $37,914 and consisted of total closing cash payments of $15,972, additional contingent deferred acquisition consideration, that are based on actual financial results of the underlying businesses from 2011 to 2016 with final payments due in 2017 with an estimated present value at acquisition date of $21,796. During the fourth quarter of 2011, the Company paid a $572 working capital payment. An allocation of the excess purchase consideration of these acquisitions to the fair value of the net assets acquired resulted in identifiable intangibles of $4,205 consisting primarily of customer lists and covenants not to compete, and goodwill of $36,664 representing the value of assembled workforce. The identified intangible assets will be amortized from a five to seven year period in a manner represented by the pattern in which the economic benefits of the customer contracts/relationships are realized. In addition, the Company has recorded $5,045, the present value of redeemable noncontrolling interest in relation to Laird, and $6,478, the present value of noncontrolling interest in relation to Concentric. The remaining principals of Laird have put option rights only upon termination without cause, disability, or death. The Company also recorded an entry to reduce noncontrolling interests by $1,297 and additional paid-in-capital of $4,251 and recorded shares to be issued of $424 in relation to the step ups. The intangibles and goodwill are tax deductible.

The actual adjustments that the Company will ultimately make in finalizing the allocation of purchase price to fair value of the net assets acquired, will depend on a number of factors, including additional information such as changes in the unaudited financial statements.

Second Quarter 2011 Acquisitions

During the Quarter ended June 30, 2011, the Company increased ownership in Communifx Partners LLC (“Communifx”) by 1.3%, and increased its ownership of Varick Media Management LLC (“Varick”) to 100%. The aggregate purchase price for these two step up transactions has an estimated present value at acquisition date of $3,930 and is recorded as deferred acquisition consideration, of which the Company paid $81. Both of these step-up transactions were subject to put options. The Company recorded an entry to reduce redeemable noncontrolling interests by $4,440 and recorded an increase to additional-paid-in-capital of $509. The amounts to be paid will be tax deductible.

First Quarter 2011 Acquisitions

Effective January 31, 2011, the Company, through a wholly-owned subsidiary, purchased 60% of the total outstanding membership interests in Anomaly Partners, LLC (“Anomaly”). This acquisition expands the Company’s portfolio with another creatively driven agency brand with an international presence. Anomaly is now included in the Company’s Strategic Marketing Services segment. At closing, the Company paid cash of $15,000 plus additional contingent deferred acquisition consideration, based on actual results from 2010 to 2014 with final payments due in 2015, with an original estimated present value of $20,951 at the date of acquisition. During 2011, the Company made a working capital payment of $1,854. An initial estimated allocation of the excess purchase consideration of this acquisition to the fair value of the net assets acquired resulted in identifiable intangibles of $4,000 (consisting primarily of customer lists and a covenant not to compete) and goodwill of $22,297 representing the value of the assembled workforce. The fair value of the noncontrolling interest not acquired at the acquisition date was $7,890 based on the Company’s evaluation of the Company being acquired and the purchase price paid by the Company and has been recorded as redeemable noncontrolling interests due to put option rights which are triggered upon such owner’s termination without cause, disability or death. The identified intangibles will be amortized ranging from a five to eight-year period in a manner represented by the pattern in which the economic benefits of the customer contracts/relationships are realized. The intangibles and goodwill are tax deductible.

The actual adjustments that the Company will ultimately make in finalizing the allocation of purchase price to fair value of the net assets acquired, will depend on a number of factors, including additional information such as changes in the unaudited financial statements.

2010 Acquisitions

Fourth Quarter 2010 Acquisitions

Effective November 30, 2010, the Company, through a wholly-owned subsidiary, purchased 80% of the total outstanding equity interests in each of Kenna Communications LP, an Ontario limited partnership (“Kenna”), and Capital C Partners LP, an Ontario limited partnership (“Capital C”). Capital C is a full-service marketing agency providing services such as business strategy and consumer insights, shopper monitoring, and product innovation. Kenna delivers sales and marketing solutions to make organizations more efficient, more productive and more effective. The aggregate purchase price was equal to $26,300 and additional deferred acquisition consideration, with an original estimated present value at the acquisition date of $12,360, that is based upon actual results from 2010 to 2015 with final payments due in 2016 of which the Company paid $343 in 2011. In addition, performance payments of up to $5,000 may be paid in the future based on these results and will result in stock based compensation charges over that period. The Company recorded $19,905 as the present value of redeemable noncontrolling interest in relation to the Kenna and Capital C put option rights triggered upon such owner’s termination without cause, disability or death. Beginning in 2016, the Company has a call for the remaining 20% of each of Kenna and Capital C. If the Company does not exercise this call, the operating results of Kenna and Capital C will be allocated to the Company on a basis less than the Company’s ownership basis as defined. An initial estimated allocation of the excess purchase consideration of this acquisition to the fair value of the net assets acquired resulted in identifiable intangibles of $10,254 (consisting of primarily customer lists and a covenant not to compete) and goodwill of $47,297 representing the value of assembled workforce. The identified intangible assets will be amortized from a five to eight year period in a manner represented by the pattern in which the economic benefits of the customer contracts/relationships are realized. The intangibles and goodwill are not tax deductible. Accordingly, the Company recorded a deferred tax liability of $3,188 representing the future benefits relating to the amortization of the identified intangibles.

During the quarter ended December 31, 2010, the Company also completed a number of other acquisitions. The Company purchased a 51% interest in 72andSunny Partners LLC (“72andSunny”). 72andSunny is full service agency that conceives and executes fully integrated campaigns across all media for top global brands. The Company also increased its ownership of Allard Johnson Communications Inc. (now known as Kbs+p Canada, LP) (“Kbs+p Canada”) to 100%, and Company C Communications LLC (“Company C”) to 100%. The aggregate purchase price paid for these other acquisitions was equal to $35,859, and consisted of total closing cash payments of $12,937, net of $790 repayment of loans; a $271 working capital adjustment; and additional contingent deferred acquisition consideration, that are based on actual financial results of the underlying business from 2010 to 2015 with final payments due in 2016 with an original estimated present value at acquisition date of $21,861, of which the Company paid $2,500 in December 2010 and $3,755 in 2011. An allocation of the excess purchase consideration of this acquisition to the fair value of the net assets acquired resulted in identifiable intangibles of $5,690, consisting primarily of customer lists and covenants not to compete, and goodwill of $35,322 representing the value of assembled workforce. The identified intangibles will be amortized ranging from a five to seven-year period in a manner represented by the pattern in which the economic benefits of the customer contracts/relationships are realized. In addition, the Company has recorded $13,722, the present value of redeemable noncontrolling interest in relation to 72andSunny. 72andSunny has put option rights only upon such owner’s termination without cause, disability or death. The Company also recorded an entry to reduce redeemable noncontrolling interests by $3,802 and additional paid-in-capital of $3,123 in relation to the Kbs+p Canada and Company C step up. The amounts paid and to be paid will be tax deductible in relation to the 72andSunny acquisition. However, it will not be tax deductible in relation to the Kbs+p Canada transaction.

Third Quarter 2010 Acquisitions

During the quarter ended September 30, 2010, the Company completed a number of acquisitions. The Company purchased a 60% equity interest in Relevent Partners, LLC (“Relevent”), a 60% equity interest in Kwittken PR, LLC (“Kwittken”), and certain assets and liabilities of Think 360 Inc. (“Think 360”). Relevent is a full service marketing, special events, production and promotions company that builds brands with consumers through experiential lifestyle, entertainment and relationship marketing programs. Kwittken is a full service public relations and marketing agency. Think 360 is an integrated marketing agency. The aggregate purchase price paid for these acquisitions consisted of total closing cash payments of $15,085, plus additional contingent deferred acquisition consideration, that are based on the actual financial results of the underlying businesses from 2010 to 2014, with final payments due in 2015 with an original estimated present value at acquisition date of $14,898 of which the Company paid $4,417 in 2011. An allocation of the excess purchase consideration of these acquisitions to the fair value of the net assets acquired resulted in identifiable intangibles of $4,974, consisting primarily of customer lists and covenants not to compete, and goodwill of $29,083 representing the value of the assembled workforce. The identified intangibles will be amortized ranging from a two to seven-year period in a manner represented by the pattern in which the economic benefits of the customer contracts/relationships are realized. The present value of the redeemable noncontrolling interest not acquired at the acquisition date was $5,513. Relevent and Kwittken have put option rights upon an employee-owner’s termination without cause, disability or death. The amounts paid and to be paid will be tax deductible.

The Company has also increased ownership to 100% of Zig Inc. (now known as Crispin Porter + Bogusky Canada LP (“CPB Canada”)) and purchased an additional 25% of Bruce Mau Design LLC., increasing the Company’s ownership to 75% The aggregate purchase price paid for these step-ups consisted of total closing cash payments of $3,115, plus the estimated present value at acquisition date of additional deferred acquisition consideration of $626. During the fourth quarter of 2010, and first nine months of 2011, the Company made payments of $47 and $684, respectively. In relation to these step-ups, the Company recorded an entry to reduce redeemable noncontrolling interests by $1,365 and an entry to reduce noncontrolling interests by $144. The Company recorded a reduction of additional paid-in capital of $2,296 representing the difference between the fair value of the interest and the value of the redeemable noncontrolling interests. The amounts paid and to be paid will not be tax deductible.

Second Quarter 2010 Acquisitions

Effective May 6, 2010, the Company, through a wholly-owned subsidiary, purchased 75% of the total outstanding membership interests in Integrated Media Solutions Partners, LLC (“IMS”), which expands the Company’s direct response marketing capabilities. At closing, the Company paid cash of $20,000 plus additional contingent deferred acquisition consideration, based on actual results from 2010 to 2015 with final payments due in 2016, with an original estimated present value of $19,658 at the date of acquisition which includes fixed payments of $2,216. During 2010 and 2011, the Company made payments of $666 and $5,521, respectively. An initial estimated allocation of the excess purchase consideration of this acquisition to the fair value of the net assets acquired resulted in identifiable intangibles of $9,081 (consisting of primarily customer lists and a covenant not to compete) and goodwill of $44,678 representing the value of the assembled workforce. The fair value of the noncontrolling interest not acquired at the acquisition date was $13,219 based in the Company’s evaluation of the Company being acquired and the purchase price paid by the Company. The identified intangibles will be amortized ranging from a five to seven-year period in a manner represented by the pattern in which the economic benefits of the customer contracts/relationships are realized. The intangibles and goodwill are tax deductible.

During the quarter ended June 30, 2010, the Company completed a number of acquisitions. The Company purchased a 51% equity interest in Allison & Partners LLC (“Allison”), a 75% equity interest in Sloane & Company LLC (“Sloane”), and certain assets and liabilities of CSC — ADPLUS, LLC (d.b.a. Infolure) (“Infolure”). Allison is a full service public relations and corporate communications agency. Sloane is a communication firm focused on corporate positioning and communications, financial public relations and investor relations, and crisis and transactions communications. Infolure is a direct marketing firm. The purchase price paid for these acquisitions consisted of aggregate cash payments of $17,632 plus additional contingent deferred acquisition consideration, that are based on actual results from 2010 to 2015 with final payments due in 2016 with an original estimated present value at acquisition date of $15,797 which includes fixed payments of $3,805. During 2010 and 2011, the Company made payments of $2,020 and $5,192, respectively. An allocation of the excess purchase consideration of these acquisitions to the fair value of the net assets acquired resulted in identifiable intangibles of $9,431 consisting primarily of customer lists and covenants not to compete, and goodwill of $27,697 representing the value of the assembled workforce. The identified intangibles will be amortized ranging from a five to seven-year period in a manner represented by the pattern in which the economic benefits of the customer contracts/relationships are realized. In addition, the Company has recorded $6,024, the present value of redeemable noncontrolling interests in relation to Allison and Sloane. The Allison acquisition has put option rights upon termination of an employee-owner’s employment by reason of death. The Sloane acquisition has put rights that could increase the Company’s ownership to 100% in 2015. The amounts paid and to be paid will be tax deductible.

First Quarter 2010 Acquisitions

Effective March 1, 2010, the Company, through a wholly-owned subsidiary, purchased 60% of the total outstanding membership interests in The Arsenal LLC (formerly known as Team Holdings LLC) (“Team”), which expands the Company’s experiential marketing capabilities. At closing, the Company paid cash of $11,000 plus additional contingent deferred acquisition consideration, based on actual results from 2010 to 2012 with final payments in 2013, with an original estimated present value of $12,656, and the Company paid a working capital true-up estimated at an additional $569. An initial estimated allocation of the excess purchase consideration of this acquisition to the fair value of the net assets acquired resulted in identifiable intangibles of $5,220 (consisting of primarily customer lists and a covenant not to compete) and goodwill of $32,993 representing the value of the assembled workforce. The fair value of the noncontrolling interest not acquired at the acquisition date was $15,771 based in the Company’s evaluation of the Company being acquired and the purchase price paid by the Company. The identified intangibles will be amortized up to a seven-year period in a manner represented by the pattern in which the economic benefits of the customer contracts/relationships are realized. During the second quarter of 2010, the Company amended the purchase agreement to include additional deferred acquisition consideration, with a current present value of $3,071, with final payments due in 2012. The additional deferred acquisition consideration resulted in additional intangibles of $3,071. During 2010 and 2011, the Company made payments of $986 and $8,112, respectively. The intangibles and goodwill are tax deductible.

During the three months ended March 31, 2010, the Company completed a number of other acquisitions and step-ups in ownership. The Company purchased a 76% equity interest in Communifx Partners LLC (“Communifx”), substantially all of the assets of Plaid Inc. (“Plaid”), an additional 15% equity interest in Fletcher Martin, LLC (“Fletcher Martin”), an additional 49% equity interest in Trend Core, LLC (“Trend Core”), and an additional 1% equity interest in HL Group Partners, LLC (“HL Group”). Communifx builds and manages large-scale customer database solutions to enable the planning, execution, and measurement of multi-channel marketing and advertising programs. Plaid is a marketing services business with a concentration in the digital communication and social media arena. The Company purchased the additional equity interests in Fletcher Martin and HL Group pursuant to the exercise of outstanding puts. The purchase price paid for these acquisitions and step-ups consisted of aggregate cash payments of $4,921 plus additional contingent payments of $576 that are based on actual results from 2010 to 2015 with final payments due in 2016. During 2011, the Company made payments of $267. An allocation of the excess purchase consideration of these acquisitions to the fair value of the net assets acquired resulted in identifiable intangibles of $1,851 consisting primarily of customer lists and a covenant not to compete, and goodwill of $2,426 representing the value of the assembled workforce. The identified intangibles will be amortized up to a seven-year period in a manner represented by the pattern in which the economic benefits of the customer contracts/relationships are realized. In addition, the Company has recorded $710, the present value of redeemable noncontrolling interests in relation to Communifx. The Communifx acquisition has put/call rights that could increase the Company’s ownership to 100% in 2013. In relation to the step up acquisitions, the Company recorded an entry to reduce Redeemable Noncontrolling Interests by $1,116. The amount paid to the employee over fair value, $608, was recorded as a stock-based compensation charge. The Company recorded a reduction of additional paid-in capital of $1,623 representing the difference between the fair value of the shares and the value of the Redeemable Noncontrolling Interests. The amounts paid and to be paid will be tax deductible.

2009 Acquisitions

In December 2009, the Company paid an additional $38,974 pursuant to the CPB purchase agreement originally entered into in November 2008 with the founders of Crispin Porter & Bogusky LLC (“CPB”). In connection with this transaction, the Company recorded $14,067 as deferred acquisition consideration, $1,450 was paid in January 2010, $433 was reversed as an adjustment and the balance was paid in April 2010. This purchase price payment was pursuant to an accelerated exercise of a call option that was exercised by the Company in November 2008 (the Company increased its ownership from 77% to 94%). Because CPB was originally consolidated as a VIE, the Company reduced Redeemable Noncontrolling Interests by $17,809. The Company recorded additional goodwill of $31,253 and identifiable intangible backlog of $3,979. The amount recorded related to the 17% step up from November 2008. The backlog was amortized over one month. In addition, the Company recorded a stock-based charge of $3,074 for amounts paid by the former shareholder to CPB employees. The Goodwill will be tax deductible.

On December 31, 2009, the Company acquired an additional 3% interest in VitroRobertson increasing its holdings from 79% to 82%. The purchase price totaled $845 and was paid in cash. The Company recorded an entry to reduce Redeemable Noncontrolling Interests by $266. The amount paid over fair value, $370, was recorded as a stock-based compensation charge. The Company recorded a reduction of additional paid-in capital of $209 representing the difference between the fair value of the shares and the value of the Redeemable Noncontrolling Interests. As this purchase was pursuant to the exercise of an existing put/call option, no additional intangibles have been recorded. The Goodwill will be tax deductible.

On December 1, 2009, the Company agreed to make an early payment to KBP Management Partners LLC originally due in March 2010 pursuant to the purchase agreement entered into in November 2007. The additional payment totaled $14,870, of which $10,140 was paid in cash in December 2009 and $4,215 was paid in March 2010 with the balance potentially due in March 2011, recorded as deferred acquisition consideration. This additional payment was accounted for as additional goodwill. In addition, pursuant to an existing phantom stock arrangement, a stock-based compensation charge of $3,028 has been recorded for amounts paid by KBP Management Partners to phantom equity holders. The Goodwill will be tax deductible.

On October 5, 2009, the Company purchased the remaining 6% outstanding interest in CPB for an estimated fixed and contingent purchase price. The estimated purchase price of $9,818 is included in deferred acquisition consideration and includes $518 of fixed payments to be paid in 2013. The Company recorded a reduction of $8,596 to Redeemable Noncontrolling Interests and $704 to additional paid in capital. The fixed payments of $518 are allocated to identifiable intangibles and will be amortized over 3 years.

On August 31, 2009, the Company, through HL Group Partners LLC (“HL Group”), acquired a 51% interest in Attention Partners LLC (“Attention”), a social media agency that further expands HL Group’s business capabilities. At closing, the HL Group paid $1,000 and made a capital contribution of $400 to Attention. In addition, HL Group recorded estimated contingent payments totaling $1,313 due in 2010 and 2011 as deferred acquisition consideration. During 2010, the Company paid $1,022 and recorded adjustments of $113 to increase the deferred acquisition consideration to $404 with the balance potentially due in March 2011. This was paid in 2011. The allocation of the excess purchase consideration of this acquisition to the fair value of the net assets acquired resulted in identifiable intangibles of $544 (consisting of primarily of customer lists and a covenant not to compete) and goodwill of $3,057 representing the value of the assembled workforce. The fair value of the noncontrolling interests not acquired at the acquisition date was $2,431 based on the Company’s evaluation of the Company being acquired, the purchase price paid by the Company. The identified intangibles will be amortized up to a three-year period in a manner represented by the pattern in which the economic benefits of the customer contracts/relationships are realized. The intangibles and goodwill are tax deductible.

On July 1, 2009, the Company, through Crispin Porter & Bogusky LLC (“CPB”), acquired 100% of the preferred shares and 52% of the common shares of Crispin Porter & Bogusky Europe AB (formerly known as “daddy”), a digital agency based in Sweden that has created a foothold in Europe for CPB. At closing, CPB paid $3,052 plus an additional $50 deferred payment. Also in December 2009, CPB called an additional 24% and made a payment of 80% of the purchase price of $188. An additional amount of $50 is recorded as deferred acquisition consideration. The Company has additional calls and the noncontrolling owners have reciprocal puts on the remaining 24% of the common shares, which are exercisable beginning January 2012. The current estimated cost of these puts and calls is approximately $6,600 and has been recorded as Redeemable Noncontrolling Interests. The allocation of the excess purchase consideration of this acquisition to the fair value of the net assets acquired resulted in identifiable intangibles of $650 (consisting primarily of customer lists and a covenant not to compete) and goodwill of $8,533 representing the value of the assembled workforce. The identified intangibles will be amortized up to a three-year period in a manner represented by the pattern in which the economic benefits of the customer contracts/relationships are realized. The intangibles and goodwill are not tax deductible. Accordingly, CPB recorded a deferred tax liability of $221 representing the future tax benefits relating to the amortization of the identified intangibles.

Effective January 22, 2009, the Company acquired an additional 8.9% of equity interests in HL Group, thereby increasing MDC’s ownership to 64.9%. The purchase price totaled $1,100 and was paid in cash at closing. The Company recorded an entry to reduce Redeemable Noncontrolling Interests, as this purchase was pursuant to the early exercise of an existing put/call option. Accordingly, no additional intangibles have been recorded. However, the amount of the purchase price will be tax deductible.

Noncontrolling Interests

Changes in the Company’s ownership interests in our less than 100% owned subsidiaries during the three years ended December 31, 2011 were as follows:

Net Loss Attributable to MDC Partners Inc. and
Transfers (to) from the Noncontrolling Interest

	Year Ended December 31,
	2011	2010	2009
Net Loss attributable to MDC Partners Inc.	$(84,674)	$(15,440)	$(18,324)
Transfers (to) from the noncontrolling interest
Decrease in MDC Partners Inc. paid-in capital for purchase of equity interests in excess of Redeemable Noncontrolling Interests	(6,328)	(7,761)	(923)
Increase (Decrease) in MDC Partners Inc. paid in capital from issuance of equity interests	(1,147)	158	—
Net transfers to noncontrolling interest	$(7,475)	$(7,603)	$(923)
Change from net loss attributable to MDC Partners Inc. and transfers to noncontrolling interest	$(92,149)	$(23,043)	$(19,247)